SUMMARY OF WARRANTS AND OPTIONS ACTIVITY (Details) (Parenthetical) - $ / shares																							12 Months Ended
	Jan. 20, 2022	Dec. 31, 2021	Dec. 15, 2021	Nov. 30, 2021	Oct. 14, 2021	Sep. 21, 2021	Jul. 09, 2021	Jul. 09, 2021	Jul. 08, 2021	Jul. 08, 2021	Jul. 02, 2021	Jul. 01, 2021	Jun. 24, 2021	May 12, 2021	Dec. 30, 2020	Dec. 29, 2020	Nov. 27, 2020	Sep. 23, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Dec. 31, 2021	Dec. 31, 2020
Warrants and Rights Outstanding, Term											5 years
Stock Issued During Period, Shares, New Issues		6,802,721	5,714,286	2,082,128		4,512,497	7,823,177			1,000,000	4,629,964	8,300,345	14,700,000	6,000,000	10,000,000	1,769,447	10,000,000	4,000,000	262,481	4,000,000	892,592	2,000,000	85,636,560	14,662,039
Labrys Fund LP [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.02
Warrants and Rights Outstanding, Term											5 years
Stock Issued During Period, Shares, New Issues	8,000,000					4,512,497		1,000,000	1,000,000
Labrys Fund LP [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											5,000,000
B H P Capital N Y Inc And Quick Capital L L C [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					66,666,667
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.015
Warrants and Rights Outstanding, Term					5 years
Stock Issued During Period, Shares, New Issues					2,298,852
Quick Capital, LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					66,666,667
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.015
Warrants and Rights Outstanding, Term					5 years
Stock Issued During Period, Shares, New Issues					2,298,852
Quick Capital, LLC [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					66,666,667